Operating Segments Information (Tables)	12 Months Ended
Dec. 31, 2024
Texts Block [Abstract]
Geographic Information
1)	Geographic information

	December 31,	December 31,
	2023	2024
	NT$	NT$
Noncurrent Assets	(In Millions)	(In Millions)

Taiwan	$2,525,608.4	$2,613,112.2
United States	420,093.1	541,836.3
Japan	94,558.9	126,600.6
China	97,268.8	82,405.8
Europe, the Middle East and Africa	146.2	19,150.1
Others	0.4	1.4

	$3,137,675.8	$3,383,106.4

Major Customers Representing at Least 10% of Net Revenue
2)	Major customers representing at least 10% of net revenue

	Years Ended December 31
	2022		2023		2024
	Amount	%	Amount	%	Amount	%
	NT$		NT$		NT$
	(In Millions)		(In Millions)		(In Millions)

Customer A	$529,649.2	23	$546,550.9	25	$624,345.5	22
Customer B	NA (Note)	NA	NA (Note)	NA	352,271.2	12
Customer C	NA (Note)	NA	241,152.4	11	NA (Note)	NA
Note:  Revenue less than 10% of the Company’s net revenue.